Income Taxes - Reconciliation of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of income tax reconciliation [abstract]
Loss before income tax	$ (101.2)	$ (282.0)	[1]	$ (95.1)	[1]
Income tax and social contribution at the nominal Brazilian enacted tax rate - 34%	34.4	95.9		32.3
Tax on profits of overseas subsidiaries	(72.3)	(33.2)		(9.8)
Functional currency effect of the non monetary assets	16.4	(117.4)		(5.0)
Research and development tax incentives	23.0	27.1		42.8
Interest on own capital		3.0		16.9
Fiscal credits (recognized and non recognized)	0.2	(8.5)		9.1
Tax rate diference	(5.3)	26.8		3.0
Other difference between IFRS and fiscal basis	(99.9)	27.0		(117.5)
Total income tax expense	(137.9)	(75.2)		(60.5)
Income tax and social contribution income (expense) benefit as reported	(103.5)	20.7	[1]	(28.2)	[1]
Current income tax and social contribution expense as reported	(37.5)	(8.6)		(41.1)
Deferred income tax and social contribution income (expense) benefit as reported	$ (66.0)	$ 29.3		$ 12.9

[1]	Consolidated statements of income for comparative years ended December 31, 2018 and 2017 were recasted to present the results of continuing operations separately from the results of the Commercial Aviation business unit and related services (discontinued operations) since the beginning of comparative periods (Note 4).